Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011 plan	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 20, 2011
Total pension costs (CHF million)
Total pension costs				240	241	161
Fair value of plan assets (CHF million)
Beginning of the measurement period				15,549
End of the measurement period	16,190	16,190		16,190	15,549
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(603)	(603)		(603)	(797)
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,751)	(3,751)		(3,751)	(3,136)
Prior service credit/(cost)	362	362		362	(33)
Total	(3,389)	(3,389)		(3,389)	(3,169)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax				172	82	116
Actuarial gains/(losses), Net				(758)	(338)
Prior service credit/(cost), Net				383
Amortization of actuarial losses/ (gains), Net				105	95
Amortization of prior service cost/(credit), Net				12	13
Immediate recognition due to curtailment/settlement, Net				38	(2)
Total amounts recognized in other comprehensive income, Net				(220)	(232)
Defined benefit pension plans
Total pension costs (CHF million)
Settlement losses/(gains)					6
Special termination benefits					5
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,696)	(3,696)		(3,696)	(3,084)
Prior service credit/(cost)	358	358		358	(39)
Total	(3,338)	(3,338)		(3,338)	(3,123)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross				(965)	(422)
Actuarial gains/(losses), Tax				216	103
Actuarial gains/(losses), Net				(749)	(319)
Prior service credit/(cost), Gross				485
Prior service credit/(cost), Tax				(102)
Prior service credit/(cost), Net				383
Amortization of actuarial losses/(gains), Gross				135	122
Amortization of actuarial losses/(gains), Tax				(35)	(30)
Amortization of actuarial losses/ (gains), Net				100	92
Amortization of prior service cost/(credit), Gross				17	18
Amortization of prior service cost/(credit), Tax				(4)	(4)
Amortization of prior service cost/(credit), Net				13	14
Immediate recognition due to curtailment/settlement, Gross				49	(2)
Immediate recognition due to curtailment/settlement, Tax				(11)
Immediate recognition due to curtailment/settlement, Net				38	(2)
Total amounts recognized in other comprehensive income, Gross				(279)	(284)
Total amounts recognized in other comprehensive income, Tax				64	69
Total amounts recognized in other comprehensive income, Net				(215)	(215)
Amounts in AOCI, net of tax, expected to be amortized in 2012
Amortization of actuarial losses/(gains)				161
Amortization of prior service cost/(credit)				(41)
Total				120
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)				81.00%	82.00%
Value of plan assets (as a percent)				84.00%	86.00%
Pension benefit obligation (as a percent)				83.00%	85.00%
Total pension costs (CHF million)
Service costs on benefit obligation				319	269	217
Interest costs on benefit obligation				416	453	471
Expected return on plan assets				(668)	(637)	(610)
Amortization of recognized prior service cost/(credit)				17	17	35
Amortization of recognized actuarial losses/(gains)				84	86	6
Net periodic pension costs				168	188	119
Settlement losses/(gains)					1	6
Curtailment losses/(gains)			1	1
Special termination benefits			10	10	2	7
Total pension costs				179	191	132
PBO (CHF million)
Beginning of the measurement period				13,813	13,324
Plan participant contributions				240	250
Service costs				319	269	217
Interest costs				416	453	471
Plan amendments				(483)
Settlements					(6)
Curtailments				(51)	(1)
Special termination benefits				10	2
Reduction in PBO due to changeover from annuity to the savings section							515
Number of pension plans to merge	2
Actuarial losses/(gains)				302	(3)
Benefit payments				(622)	(475)
End of the measurement period	13,944	13,944		13,944	13,813	13,324
Fair value of plan assets (CHF million)
Beginning of the measurement period				13,428	12,594
Actual return on plan assets				(121)	377
Employer contributions				679	688
Plan participant contributions				240	250
Settlements					(6)
Benefit payments				(622)	(475)
End of the measurement period	13,604	13,604		13,604	13,428	12,594
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(340)	(340)		(340)	(385)
Total funded status recognized in the consolidated balance sheet at December 31	(340)	(340)		(340)	(385)
Total amount recognized (CHF million)
Noncurrent assets	0	0		0	17
Current liabilities	0	0		0	0
Noncurrent liabilities	(340)	(340)		(340)	(402)
Total amount recognized in the consolidated balance sheet at December 31	(340)	(340)		(340)	(385)
ABO (CHF million)
End of the measurement period	13,467	13,467		13,467	12,847
Contributions disclosures
Special contribution made by the Group		203			199
Contribution to be made by the Group in next fiscal year	631	631		631
Amounts recognized in AOCI (CHF million)
Prior service credit/(cost)	(32)	(32)		(32)
Net benefit pension cost (%)
Discount rate (as a percent)				3.10%	3.50%	3.90%
Salary increases (as a percent)				2.00%	2.60%	2.60%
Expected long-term rate of return on plan assets (as a percent)				4.80%	4.80%	4.80%
Benefit obligation (%)
Discount rate (as a percent)	2.80%	2.80%		2.80%	3.10%	3.50%
Salary increases (as a percent)	1.40%	1.40%		1.40%	2.00%	2.60%
Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				9.00%
Group's contribution as a percentage of employees' contribution				200.00%
Defined benefit pension plans - Switzerland, annuity section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				12.50%
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				5.00%
Employer contributions (as a percent)				7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)				14.00%
Employer contributions (as a percent)				25.00%
Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation				33	30	33
Interest costs on benefit obligation				123	134	129
Expected return on plan assets				(160)	(163)	(166)
Amortization of recognized prior service cost/(credit)					1	1
Amortization of recognized actuarial losses/(gains)				51	36	17
Net periodic pension costs				47	38	14
Settlement losses/(gains)					(2)	1
Curtailment losses/(gains)						(2)
Total pension costs				47	36	13
PBO (CHF million)
Beginning of the measurement period				2,373	2,299
Service costs				33	30	33
Interest costs				123	134	129
Plan amendments				(2)
Settlements				(1)	(3)
Curtailments				1
Special termination benefits				4	3
Actuarial losses/(gains)				199	220
Plans added					9
Benefit payments				(56)	(52)
Exchange rate losses/(gains)				1	(267)
End of the measurement period	2,675	2,675		2,675	2,373	2,299
Fair value of plan assets (CHF million)
Beginning of the measurement period				2,121	2,036
Actual return on plan assets				485	218
Employer contributions				33	172
Settlements				(1)	(3)
Benefit payments				(56)	(52)
Exchange rate gains/(losses)				4	(250)
End of the measurement period	2,586	2,586		2,586	2,121	2,036
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	(89)		(89)	(252)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	(89)		(89)	(252)
Total amount recognized (CHF million)
Noncurrent assets	498	498		498	166
Current liabilities	(8)	(8)		(8)	(13)
Noncurrent liabilities	(579)	(579)		(579)	(405)
Total amount recognized in the consolidated balance sheet at December 31	(89)	(89)		(89)	(252)
ABO (CHF million)
End of the measurement period	2,584	2,584		2,584	2,287	2,235
Net benefit pension cost (%)
Discount rate (as a percent)				5.50%	6.00%	6.30%
Salary increases (as a percent)				4.20%	4.30%	4.00%
Expected long-term rate of return on plan assets (as a percent)				7.30%	7.20%	7.50%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.80%		4.80%	5.50%	6.00%
Salary increases (as a percent)	4.00%	4.00%		4.00%	4.20%	4.30%
Defined benefit pension International plans, US
Total pension costs (CHF million)
Settlement losses/(gains)				0	1	7
Defined benefit pension International plans, UK
Contributions disclosures
Special contribution made by the Group					135
Contribution to be made by the Group in next fiscal year	0	0		0
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(55)		(55)	(52)
Prior service credit/(cost)	4	4		4	6
Total	(51)	(51)		(51)	(46)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross				(15)	(31)
Actuarial gains/(losses), Tax				6	12
Actuarial gains/(losses), Net				(9)	(19)
Amortization of actuarial losses/(gains), Gross				9	6
Amortization of actuarial losses/(gains), Tax				(4)	(3)
Amortization of actuarial losses/ (gains), Net				5	3
Amortization of prior service cost/(credit), Gross				(2)	(2)
Amortization of prior service cost/(credit), Tax				1	1
Amortization of prior service cost/(credit), Net				(1)	(1)
Total amounts recognized in other comprehensive income, Gross				(8)	(27)
Total amounts recognized in other comprehensive income, Tax				3	10
Total amounts recognized in other comprehensive income, Net				(5)	(17)
Amounts in AOCI, net of tax, expected to be amortized in 2012
Amortization of actuarial losses/(gains)				8
Amortization of prior service cost/(credit)				(1)
Total				7
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				9.00%	9.75%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)				5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption				1.3	1.5	1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption				23	26	19
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption				1.1	1.2	1.0
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption				19.0	21.0	16.0
Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation					1	1
Interest costs on benefit obligation				7	9	9
Amortization of recognized prior service cost/(credit)				(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)				9	6	8
Net periodic pension costs				14	14	16
Total pension costs				14	14	16
PBO (CHF million)
Beginning of the measurement period				160	141
Service costs					1	1
Interest costs				7	9	9
Actuarial losses/(gains)				15	31
Benefit payments				(8)	(8)
Exchange rate losses/(gains)					(14)
End of the measurement period	174	174		174	160	141
Fair value of plan assets (CHF million)
Employer contributions				8	8
Benefit payments				(8)	(8)
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(174)		(174)	(160)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(174)		(174)	(160)
Total amount recognized (CHF million)
Current liabilities	(8)	(8)		(8)	(8)
Noncurrent liabilities	(166)	(166)		(166)	(152)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(174)		(174)	(160)
Contributions disclosures
Contribution to be made by the Group in next fiscal year	8	8		8
Net benefit pension cost (%)
Discount rate (as a percent)				5.50%	6.10%	6.40%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.70%		4.70%	5.50%	6.10%